UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22032

Name of Fund: BlackRock International Growth and Income Trust (BGY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock International Growth and Income Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2009

Date of reporting period: 11/01/2008 – 01/31/2009

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2009 (Unaudited)	BlackRock International Growth and Income Trust (BGY)
(Percentages shown are based on Net Assets)

Shares	Common Stocks	Value

	Australia—2.5%
216,300	BHP Billiton Ltd. (ADR)	$8,119,902
656,000	Santos Ltd.	5,882,285
417,650	Sims Metal Management Ltd.	4,405,308
280,000	Woodside Petroleum Ltd.	6,161,118

		24,568,613

	Belgium—0.9%
171,900	Belgacom S.A.	5,997,235
137,000	Compagnie Maritime Belge S.A.	2,771,434

		8,768,669

	Brazil—2.6%
207,700	Aracruz Celulose S.A. (ADR) (a)	1,742,603
377,444	BM&FBOVESPA S.A.	1,088,406
744,431	Cia Energetica de Minas Gerais (ADR) (b)	10,116,817
356,900	Petroleo Brasileiro S.A. (ADR) (b)	9,350,780
71,900	Unibanco - Uniao de Bancos Brasileiros S.A. (ADR)	4,046,532

		26,345,138

	Canada—10.4%
501,600	Barrick Gold Corp. (b)	18,804,984
1,400,000	Bombardier, Inc., Class B	4,338,430
186,000	Canadian National Railway Co.	6,510,000
196,200	Canadian Natural Resources Ltd.	7,022,400
155,300	EnCana Corp.	6,886,002
296,000	Goldcorp, Inc.	8,767,152
277,276	Husky Energy, Inc.	6,883,002
1,057,300	Kinross Gold Corp.	18,736,089
17,400	Potash Corp. of Saskatchewan	1,302,564
136,000	Royal Bank of Canada	3,372,689
170,000	Shoppers Drug Mart Corp.	6,289,827
234,000	Suncor Energy, Inc.	4,504,500
34,765	Teck Cominco Ltd., Class B	132,802
237,600	TELUS Corp.	6,735,149
110,000	Toronto-Dominion Bank (The)	3,570,234

		103,855,824

	Chile—0.6%
169,100	Banco Santander Chile (ADR)	5,982,758

	China—1.3%
11,412,500	China Construction Bank Corp., Class H	5,566,154
700,400	China Life Insurance Co. Ltd., Class H	1,843,433
13,625,700	Industrial & Commercial Bank of China	5,760,883

		13,170,470

	Denmark—0.3%
56,100	TrygVesta AS	3,323,438

	Finland—0.4%
159,100	Wartsila Oyj, B Shares	4,257,359

	France—6.4%
126,600	Alstom S.A.	6,082,410
340,100	AXA S.A.	5,356,168
203,500	Cap Gemini S.A.	6,992,928
78,800	Casino Guichard Perrachon S.A.	5,163,439
291,900	France Telecom S.A.	6,541,169
93,000	Sanofi-Aventis SA	5,230,599
112,000	Societe Generale	4,682,997
192,000	Total S.A.	9,568,177
29,600	Unibail-Rodamco (REIT)	3,968,255
416,100	Vivendi	10,718,952

		64,305,094

	Germany—7.0%
268,900	Adidas AG	9,304,162
41,700	Allianz SE	3,496,299
249,000	BASF SE	7,213,268
130,200	Daimler AG	3,647,928
561,300	Deutsche Post AG	7,003,771
50,000	E.ON AG	1,610,542
90,894	Hannover Rueckversicherung AG	2,778,237
179,800	Linde AG	11,988,045
99,200	MAN AG	4,311,285
137,800	RWE AG	10,706,688

Shares	Common Stocks	Value

	Germany—(cont’d)
394,400	ThyssenKrupp AG	$8,003,818

		70,064,043

	Greece—0.9%
320,000	OPAP S.A.	9,309,747

	Hong Kong—4.1%
690,000	China Mobile Ltd.	6,211,224
81,000	CNOOC Ltd. (ADR) (b)	6,969,240
932,300	Esprit Holdings Ltd.	4,948,694
427,300	Hong Kong Exchanges & Clearing Ltd.	3,670,172
3,713,000	New World Development Ltd.	3,519,570
300,000	Sun Hung Kai Properties Ltd.	2,657,812
7,237,500	Yue Yuen Industrial Holdings Ltd.	13,191,461

		41,168,173

	Indonesia—0.3%
155,800	Telekomunikasi Indonesia Tbk PT (ADR)	3,413,578

	Israel—0.9%
431,400	Cellcom Israel Ltd.	9,137,052

	Italy—2.6%
126,800	Assicurazioni Generali S.p.A.	2,638,042
1,754,690	Enel S.p.A.	9,842,319
367,200	Eni S.p.A.	7,766,708
1,388,600	Intesa Sanpaolo S.p.A.	3,113,822
1,355,100	UniCredit S.p.A.	2,384,340

		25,745,231

	Japan—11.5%
1,172,500	Bank of Yokohama Ltd. (The)	5,988,753
179,600	Canon, Inc.	4,900,557
103,200	Daito Trust Construction Co. Ltd.	4,441,736
182,000	Fanuc Ltd.	10,785,886
529,400	Honda Motor Co. Ltd.	12,166,616
1,144,300	ITOCHU Corp.	5,562,657
2,380	Japan Tobacco, Inc.	6,842,973
756,900	Komatsu Ltd.	7,814,018
980,000	Konica Minolta Holdings, Inc.	7,631,725
680,500	Matsui Securities Co. Ltd.	5,089,639
60,100	Nintendo Co. Ltd.	18,631,892
543,300	Shizuoka Bank Ltd. (The)	5,664,673
1,136,100	Sumitomo Corp.	10,281,111
41,100	T&D Holdings, Inc.	1,328,473
314,500	Toyo Suisan Kaisha Ltd.	8,292,391

		115,423,100

	Luxembourg—1.7%
190,000	ArcelorMittal	4,251,774
724,490	SES S.A.	13,270,369

		17,522,143

	Malaysia—0.6%
3,737,000	Sime Darby Bhd	5,654,759

	Netherlands—1.7%
20,400	Corio N.V. (REIT)	872,713
429,400	Heineken N.V.	12,622,751
252,600	Koninklijke Ahold N.V.	3,028,810

		16,524,274

	Norway—2.0%
289,116	Fred Olsen Energy ASA	7,456,092
154,200	Orkla ASA	1,024,991
390,000	StatoilHydro ASA	6,719,516
229,450	Yara International ASA	5,159,363

		20,359,962

	Philippines—0.7%
149,600	Philippine Long Distance Telephone Co. (ADR)	6,619,800

	Singapore—4.4%
2,753,000	CapitaLand Ltd.	4,263,182
1,010,000	Singapore Airlines Ltd.	7,381,465
4,626,000	Singapore Technologies Engineering Ltd.	6,893,540
10,041,100	Singapore Telecommunications Ltd.	17,428,984

1	JANUARY 31, 2009

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)
(Percentages shown are based on Net Assets)

Shares	Common Stocks	Value

	Singapore—(cont’d)
1,028,800	United Overseas Bank Ltd.	$7,983,675

		43,950,846

	South Africa—0.9%
320,100	Sasol Ltd. (ADR)	8,498,655

	South Korea—0.9%
14,900	Samsung Electronics Co. Ltd.	5,180,728
89,900	Samsung Securities Co. Ltd.	4,020,698

		9,201,426

	Spain—1.0%
460,700	Banco Bilbao Vizcaya Argentaria S.A.	4,295,962
241,000	Banco Popular Espanol S.A.	1,651,438
450,000	Banco Santander S.A.	3,641,438

		9,588,838

	Sweden—0.8%
518,700	Nordea Bank AB	2,742,604
151,800	SSAB Svenskt Stal AB, Series A	1,065,793
970,000	TeliaSonera AB	4,253,635

		8,062,032

	Switzerland—6.3%
50,750	ACE Ltd.	2,215,745
235,391	Compagnie Financiere Richemont S.A.	3,449,993
53,200	Credit Suisse Group AG	1,357,745
62,500	Julius Baer Holding AG	1,853,465
392,000	Nestle S.A.	13,547,248
350,700	Novartis AG	14,410,436
57,500	Roche Holding Ltd.	8,072,121
65,000	Syngenta AG	12,570,349
263,900	UBS AG (c)	3,309,387
14,800	Zurich Financial Services AG	2,668,614

		63,455,103

	Taiwan—3.1%
8,936,000	Nan Ya Plastics Corp.	8,756,800
9,200,333	Taiwan Mobile Co. Ltd.	12,855,509
1,298,513	Taiwan Semiconductor Manufacturing Co.Ltd. (ADR)	9,790,788

		31,403,097

	Turkey—0.5%
407,400	Turkcell Iletisim Hizmet AS (ADR) (b)	5,365,458

	United Kingdom—16.1%
405,000	Arriva Plc	2,675,629
129,600	AstraZeneca Plc	4,994,036
386,500	Aviva Plc	1,746,066
1,847,400	Beazley Group Plc	3,401,011
2,469,700	BP Plc	17,490,522
92,000	BP Plc (ADR)	3,907,240
481,703	British American Tobacco Plc	13,208,144
573,500	Catlin Group Ltd.	2,881,815
336,538	De La Rue Plc	4,544,989
300,000	Firstgroup Plc	1,179,032
259,200	HSBC Holdings Plc	2,011,065
251,300	Imperial Tobacco Group Plc	6,871,638
466,550	Intercontinental Hotels Group Plc	3,509,587
2,033,400	International Power Plc	7,975,160
1,696,800	Meggitt Plc	3,384,549
533,800	National Express Group Plc	2,510,993
1,806,100	Northumbrian Water Group Plc	6,127,517
356,500	Prudential Plc	1,713,624
35,700	Rio Tinto Plc (ADR) (b)	3,096,975
748,600	Royal Dutch Shell Plc, Class B	17,771,323
145,200	Smith & Nephew Plc	1,052,516
590,700	Smiths Group Plc	7,297,802
400,600	Standard Chartered Plc	5,061,840
966,300	Standard Life Plc	3,074,934
525,000	Unilever Plc	11,516,633
801,100	United Business Media Ltd.	5,584,404
3,441,600	Vodafone Group Plc	6,392,137
264,600	Vodafone Group Plc (ADR)	4,918,914

Shares	Common Stocks	Value

	United Kingdom—(cont’d)
219,400	Willis Group Holdings Ltd. (b)	$5,432,344

		161,332,439

	Total Common Stocks—93.4%	936,377,119

Exchange-Traded Funds

	United States—2.0%
534,000	iShares MSCI EAFE Index Fund	20,665,800

	Total Long-Term Investments (Cost—$1,756,084,106)—95.4%	957,042,919

Shares/Beneficial Interest	Short-Term Securities

	Money Market Funds—5.0%
48,275,048	BlackRock Liquidity Funds, TempFund, 1.25%(d)(e)	48,275,048
1,665,000	BlackRock Liquidity Series, LLC, Money Market Series, 0.60%(d)(e)(f)	1,665,000

	Total Short-Term Securities (Cost—$49,940,048)—5.0%	49,940,048

	Total Investments Before Outstanding Options Written (Cost—$1,806,024,154*)—100.4%	1,006,982,967

Contracts	Options Written

	Exchange-Traded Call Options Written—(0.4)%
(370)	ACE Ltd., strike price $50, expires 03/23/09	(52,725)
(135)	ACE Ltd., strike price $60, expires 02/23/09	(1,350)
(1,000)	Barrick Gold Corp., strike price $40, expires 03/23/09	(270,000)
(1,400)	Barrick Gold Corp., strike price $45, expires 04/20/09	(273,000)
(775)	BHP Billiton Ltd. (ADR), strike price $42.50, expires 03/23/09	(122,062)
(295)	BHP Billiton Ltd. (ADR), strike price $50, expires 02/23/09	(2,950)
(500)	BP Plc (ADR), strike price $45, expires 02/23/09	(32,500)
(580)	Canadian Natural Resources Ltd., strike price 50 CAD, expires 02/23/09	(24,832)
(500)	Canadian Natural Resources Ltd., strike price 50 CAD, expires 03/23/09	(71,356)
(1,000)	Cellcom Israel Ltd., strike price $30, expires 03/23/09	(20,000)
(2,100)	Cia Energetica de Minas Gerais (ADR), strike price $15, expires 03/23/09	(147,000)
(400)	CNOOC Ltd. (ADR), strike price $100, expires 03/23/09	(134,000)
(530)	EnCana Corp., strike price $50, expires 02/23/09	(37,100)
(425)	EnCana Corp., strike price $55, expires 02/23/09	(6,375)
(750)	Goldcorp, Inc., strike price 36 CAD, expires 02/23/09	(142,202)
(770)	Goldcorp, Inc., strike price 40 CAD, expires 02/23/09	(51,804)
(600)	Goldcorp, Inc., strike price 48 CAD, expires 04/20/09	(40,367)
(1,520)	Husky Energy, Inc., strike price 36 CAD, expires 04/20/09	(71,274)
(1,900)	iShares MSCI EAFE Index Fund, strike price $43, expires 03/23/09	(142,500)
(766)	iShares MSCI EAFE Index Fund, strike price $44, expires 02/23/09	(7,660)
(1,140)	iShares MSCI EAFE Index Fund, strike price $44, expires 03/23/09	(57,000)

JANUARY 31, 2009	2

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)
(Percentages shown are based on Net Assets)

Contracts	Options Written	Value

	Exchange-Traded Call Options Written—(cont’d)
(2,200)	Kinross Gold Corp., strike price 25 CAD, expires 02/23/09	$(60,102)
(5,000)	Kinross Gold Corp., strike price 26 CAD, expires 03/23/09	(269,113)
(1,000)	Petroleo Brasileiro SA (ADR), strike price $30, expires 02/23/09	(52,500)
(1,000)	Petroleo Brasileiro SA (ADR), strike price $30, expires 03/23/09	(140,000)
(35)	Potash Corp. of Saskatchewan, strike price $85, expires 03/23/09	(12,425)
(750)	Royal Bank of Canada, strike price 36 CAD, expires 04/20/09	(36,086)
(1,000)	Sasol Ltd., (ADR), strike price $35, expires 02/23/09	(10,000)
(750)	Sasol Ltd., (ADR), strike price $35, expires 03/23/09	(31,875)
(500)	Shoppers Drug Mart Corp., strike price 46 CAD, expires 02/23/09	(37,717)
(500)	Shoppers Drug Mart Corp., strike price 48 CAD, expires 03/23/09	(31,600)
(650)	Suncor Energy, Inc., strike price $25, expires 03/23/09	(29,250)
(650)	Suncor Energy, Inc., strike price $30, expires 03/23/09	(6,500)
(4,700)	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR), strike price $7.50, expires 02/23/09	(176,250)
(850)	Telekomunikasi Indonesia Tbk PT (ADR), strike price $30, expires 04/20/09	(36,125)
(1,300)	TELUS Corp., strike price 38 CAD, expires 03/23/09	(82,161)
(600)	Toronto-Dominion Bank (The), strike price 46 CAD, expires 03/23/09	(29,358)
(1,750)	Turkcell Iletisim Hizmet AS (ADR), strike price $15, expires 03/23/09	(126,875)
(500)	Turkcell Iletisim Hizmet AS (ADR), strike price $17.50, expires 02/23/09	(10,000)
(719)	Unibanco - Uniao de Bancos Brasileiros SA (ADR), strike price $75, expires 04/20/09	(183,345)
(2,640)	Vodafone Group Plc (ADR), strike price $20, expires 03/23/09	(217,800)
(1,000)	Willis Group Holdings Ltd., strike price $25, expires 03/23/09	(182,500)

	Total Exchange-Traded Call Options Written	(3,469,639)

	Exchange-Traded Put Options Written—(0.0)%
(300)	CNOOC Ltd. (ADR), strike price $80, expires 02/23/09	(90,750)
(1,500)	iShares MSCI EAFE Index Fund, strike price $37, expires 03/23/09	(273,750)

	Total Exchange-Traded Put Options Written	(364,500)

	Over-the-Counter Call Options Written—(1.3)%
(30,900)	Adidas AG, strike price 24.71 EUR, expires 03/31/09, broker UBS Securities LLC	(96,108)
(52,000)	Adidas AG, strike price 26.50 EUR, expires 02/10/09, broker Credit Suisse First Boston	(84,654)
(65,000)	Adidas AG, strike price 28.58 EUR, expires 03/12/09, broker Goldman Sachs & Co.	(71,167)
(23,000)	Allianz SE, strike price 78.61 EUR, expires 03/10/09, broker UBS Securities LLC	(40,429)
(38,000)	Alstom SA, strike price 42.82 EUR, expires 03/31/09, broker UBS Securities LLC	(73,535)
(31,600)	Alstom SA, strike price 46.03 EUR, expires 03/03/09, broker Bank of America	(13,452)
(57,000)	Aracruz Celulose SA (ADR), strike price $11.34, expires 02/20/09, broker UBS Securities LLC	(882)

Contracts	Options Written	Value

	Over-the-Counter Call Options Written—(cont’d)
(500)	ArcelorMittal, strike price 22 EUR, expires 03/20/09, broker Morgan Stanley & Co., Inc.	$(33,225)
(255,000)	Arriva Plc, strike price 5.45 GBP, expires 02/10/09, broker UBS Securities LLC	(1,195)
(35,000)	Assicurazioni Generali SpA, strike price 17.59 EUR, expires 03/31/09, broker Citigroup Global Markets	(29,318)
(80,000)	AstraZeneca Plc, strike price 29.74 GBP, expires 03/31/09, broker Morgan Stanley & Co., Inc.	(64,633)
(112,500)	Aviva Plc, strike price 3.70 GBP, expires 03/31/09, broker Goldman Sachs & Co.	(43,031)
(100,000)	Aviva Plc, strike price 4.51 GBP, expires 02/10/09, broker Citigroup Global Markets	(638)
(108,000)	AXA SA, strike price 14.95 EUR, expires 03/31/09, broker Citigroup Global Markets	(100,901)
(87,000)	AXA SA, strike price 18.31 EUR, expires 03/03/09, broker Citigroup Global Markets	(7,799)
(254,000)	Banco Bilbao Vizcaya Argentaria SA, strike price 9.15 EUR, expires 02/10/09, broker Morgan Stanley & Co., Inc.	(5,519)
(72,500)	Banco Popular Espanol SA, strike price 6.73 EUR, expires 02/10/09, broker Citigroup Global Markets	(687)
(93,000)	Banco Santander Chile (ADR), strike price $41.31, expires 03/20/09, broker Citigroup Global Markets	(197,737)
(140,000)	Banco Santander SA, strike price 7.77 EUR, expires 02/10/09, broker Morgan Stanley & Co., Inc.	(4,858)
(425,000)	Bank of Yokohama Ltd. (The), strike price 509.04 JPY, expires 03/24/09, broker Goldman Sachs & Co.	(224,427)
(220,000)	Bank of Yokohama Ltd. (The), strike price 521.91 JPY, expires 04/07/09, broker Goldman Sachs & Co.	(78,197)
(100,000)	Barrick Gold Corp., strike price $40, expires 02/20/09, broker Citigroup Global Markets	(66,049)
(50,000)	BASF SE, strike price 25.89 EUR, expires 03/31/09, broker Citigroup Global Markets	(28,162)
(85,000)	BASF SE, strike price 27 EUR, expires 02/10/09, broker Credit Suisse First Boston	(1,568)
(1,025,000)	Beazley Group Plc, strike price 1.23 GBP, expires 03/31/09, broker UBS Securities LLC	(209,626)
(66,000)	Belgacom SA, strike price 27.56 EUR, expires 03/31/09, broker Goldman Sachs & Co.	(90,012)
(100,000)	Belgacom SA, strike price 27.99 EUR, expires 03/12/09, broker UBS Securities LLC	(94,890)
(420)	BP Plc (ADR), strike price $47, expires 03/31/09, broker Jefferies & Co., Inc.	(45,973)
(989)	BP Plc, strike price 6 GBP, expires 03/20/09, broker UBS Securities LLC	(25,660)
(285,000)	British American Tobacco Plc, strike price 18.35 GBP, expires 03/12/09, broker Goldman Sachs & Co.	(494,084)
(196,000)	British American Tobacco Plc, strike price 19.44 GBP, expires 03/31/09, broker Morgan Stanley & Co.	(221,598)

3	JANUARY 31, 2009

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)
(Percentages shown are based on Net Assets)

Contracts	Options Written	Value

	Over-the-Counter Call Options Written—(cont’d)
(186,000)	Canadian National Railway Co., strike price $37.50, expires 03/20/09, broker Citigroup Global Markets	$(209,027)
(39,000)	Cannon, Inc., strike price 3,207.42 JPY, expires 03/24/09, broker Morgan Stanley & Co., Inc.	(58,405)
(60,000)	Cannon, Inc., strike price 3,381 JPY, expires 03/10/09, broker Deutsche Bank Securities	(46,822)
(62,000)	Cap Gemini SA, strike price 27.80 EUR, expires 02/10/09, broker Bank of America Securities	(58,544)
(50,000)	Cap Gemini SA, strike price 28.06 EUR, expires 02/03/09, broker Morgan Stanley & Co., Inc.	(18,986)
(520,000)	CapitaLand Ltd., strike price 2.76 SGD, expires 02/04/09, broker Deutsche Bank Securities	(2,022)
(377,000)	CapitaLand Ltd., strike price 3.08 SGD, expires 03/24/09, broker Credit Suisse First Boston	(21,256)
(480,000)	CapitaLand Ltd., strike price 3.71 SGD, expires 03/10/09, broker Deutsche Bank Securities	(4,120)
(23,400)	Casino Guichard Perrachon SA, strike price 50.53 EUR, expires 02/10/09, broker Goldman Sachs & Co.	(48,870)
(157,500)	Catlin Group Ltd., strike price 4.38 GBP, expires 02/03/09, broker Morgan Stanley & Co., Inc.	(2)
(172,000)	Catlin Group Ltd., strike price 4.45 GBP, expires 03/03/09, broker Goldman Sachs & Co.	(4,754)
(3,485,000)	China Construction Bank Corp., Class H, strike price 4.52 HKD, expires 03/10/09, broker Goldman Sachs &, Co.	(95,460)
(350,000)	China Life Insurance Co. Ltd., Class H, strike price 26.52 HKD, expires 03/10/09, broker JPMorgan Chase Securities	(26,198)
(380,000)	China Mobile Ltd., strike price 77.01 HKD, expires 03/24/09, broker Jefferies Financial Securities	(228,446)
(310,000)	China Mobile Ltd., strike price 90.73 HKD, expires 02/25/09, broker Credit Suisse First Boston	(22,167)
(100,000)	Compagnie Financiere Richemont SA, strike price 19.23 CHF, expires 03/31/09, broker Goldman Sachs & Co.	(67,618)
(38,000)	Compagnie Maritime Belge SA, strike price 17.75 EUR, expires 03/31/09, broker Goldman Sachs & Co.	(69,758)
(10,000)	Corio NV (REIT), strike price 38.21 EUR, expires 03/31/09, broker UBS Securities LLC	(11,301)
(13,300)	Credit Suisse Group AG, strike price 31.88 CHF, expires 03/31/09, broker UBS Securities LLC	(29,874)
(16,000)	Credit Suisse Group AG, strike price 35.01 CHF, expires 03/31/09, broker Citigroup Global Markets	(21,074)
(11,000)	Daimler AG, strike price 23.79 EUR, expires 03/31/09, broker Morgan Stanley & Co., Inc.	(22,340)
(30,000)	Daimler AG, strike price 29 EUR, expires 02/03/09, broker Citigroup Global Markets	—
(30,000)	Daimler AG, strike price 30 EUR, expires 02/10/09, broker Morgan Stanley & Co., Inc.	(13)

Contracts	Options Written	Value

	Over-the-Counter Call Options Written—(cont’d)
(60,000)	Daito Trust Construction Co. Ltd., strike price 4,809 JPY, expires 02/25/09, broker JPMorgan Chase Securities	$(46,012)
(125,000)	De La Rue Plc, strike price 9.32 GBP, expires 03/03/09, broker Morgan Stanley & Co., Inc.	(72,192)
(200,000)	De La Rue Plc, strike price 9.43 GBP, expires 02/10/09, broker UBS Securities LLC	(56,797)
(11,200)	De La Rue Plc, strike price 9.71 GBP, expires 03/31/09, broker UBS Securities LLC	(5,931)
(158,700)	Deutsche Post AG, strike price 10.15 EUR, expires 03/31/09, broker Morgan Stanley & Co., Inc.	(144,999)
(150,000)	Deutsche Post AG, strike price 12 EUR, expires 02/10/09, broker Goldman Sachs & Co.	(554)
(50,000)	E.ON AG, strike price 29.66 EUR, expires 02/10/09, broker Morgan Stanley & Co., Inc.	(576)
(1,754,000)	Enel SpA, strike price 4.75 EUR, expires 03/12/09, broker Goldman Sachs & Co.	(184,652)
(202,000)	Eni SpA, strike price 17.88 EUR, expires 02/16/09, broker Citigroup Global Markets	(34,697)
(256,000)	Esprit Holdings Ltd., strike price 52.15 HKD, expires 03/10/09, broker Goldman Sachs & Co.	(56,388)
(40,000)	Fanuc Ltd., strike price 6,016.11 JPY, expires 04/07/09, broker Citigroup Global Markets	(191,164)
(60,000)	Fanuc Ltd., strike price 7,597.15 JPY, expires 03/10/09, broker JPMorgan Chase Securities	(96,077)
(300,000)	FirstGroup Plc, strike price 4.37 GBP, expires 02/10/09, broker UBS Securities LLC	(4)
(160,500)	France Telecom SA, strike price 21.31 EUR, expires 02/10/09, broker Bank of America Securities	(41)
(35,200)	Fred Olsen Energy ASA, strike price 204.01 NOK, expires 03/31/09, broker Goldman Sachs & Co.	(66,026)
(124,000)	Fred Olsen Energy ASA, strike price 218.18 NOK, expires 02/10/09, broker Goldman Sachs & Co.	(19,083)
(25,000)	Hannover Rueckversicherung AG, strike price 24.57 EUR, expires 03/03/09, broker UBS Securities LLC	(46,897)
(122,000)	Heineken NV, strike price 23.01 EUR, expires 02/10/09, broker Citigroup Global Markets	(109,468)
(115,000)	Heineken NV, strike price 24.21 EUR, expires 03/31/09, broker Goldman Sachs & Co.	(128,696)
(146,000)	Honda Motor Co. Ltd., strike price 2,245.98 JPY, expires 03/10/09, broker Deutsche Bank Securities	(321,250)
(145,000)	Honda Motor Co. Ltd., strike price 2,415.49 JPY, expires 04/07/09, broker Deutsche Bank Securities	(264,211)
(132,000)	Hong Kong Exchanges & Clearing Ltd., strike price 76.38 HKD, expires 03/24/09, broker Deutsche Bank Securities	(74,565)

JANUARY 31, 2009	4

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)
(Percentages shown are based on Net Assets)

Contracts	Options Written	Value

	Over-the-Counter Call Options Written—(cont’d)
(103,500)	Hong Kong Exchanges & Clearing Ltd., strike price 94.58 HKD, expires 03/10/09, broker JPMorgan Chase Securities	$(11,084)
(142,500)	HSBC Holdings Plc, strike price 6.21 GBP, expires 03/31/09, broker UBS Securities LLC	(49,187)
(70,000)	Imperial Tobacco Group Plc, strike price 17.97 GBP, expires 02/10/09, broker UBS Securities LLC	(107,492)
(68,000)	Imperial Tobacco Group Plc, strike price 18.83 GBP, expires 03/12/09, broker Goldman Sachs & Co.	(87,359)
(113,300)	Imperial Tobacco Group Plc, strike price 19.87, expires 03/31/09, broker Goldman Sachs & Co.	(99,461)
(3,750,000)	Industrial & Commercial Bank of China, strike price 4.37 HKD, expires 03/10/09, broker JPMorgan Chase Securities	(34,581)
(156,000)	Intercontinental Hotels Group Plc, strike price 5.93 GBP, expires 02/10/09, broker Goldman Sachs & Co.	(3,977)
(618,500)	International Power Plc, strike price 2.40 GBP, expires 02/10/09, broker Bank of America Securities	(286,712)
(500,000)	International Power Plc, strike price 2.67 GBP, expires 03/31/09, broker Deutsche Bank Securities	(150,571)
(385,000)	Intesa Sanpaolo SpA, strike price 1.88 EUR, expires 04/14/09, broker Morgan Stanley & Co., Inc.	(51,513)
(249,000)	ITOCHU Corp., strike price 461.81 JPY, expires 02/25/09, broker Goldman Sachs & Co.	(96,521)
(380,000)	ITOCHU Corp., strike price 478.95 JPY, expires 03/24/09, broker Morgan Stanley & Co., Inc.	(198,599)
(800)	Japan Tobacco, Inc., strike price 372,900 JPY, expires 02/04/09, broker JPMorgan Chase Securities	(1)
(62,500)	Julius Baer Holding AG, strike price 43.10 CHF, expires 03/12/09, broker UBS Securities LLC	(33,285)
(250,000)	Komatsu Ltd., strike price 1,193.80 JPY, expires 02/25/09, broker Goldman Sachs & Co.	(71,105)
(199,000)	Konica Minolta Holdings, Inc., strike price 686.72 JPY, expires 03/24/09, broker Morgan Stanley & Co., Inc.	(246,651)
(340,000)	Konica Minolta Holdings, Inc., strike price 859.74 JPY, expires 03/10/09, broker Goldman Sachs & Co.	(153,051)
(63,000)	Koninklijke Ahold NV, strike price 9.29 EUR, expires 03/03/09, broker Citigroup Global Markets	(35,452)
(75,000)	Koninklijke Ahold NV, strike price 9.82 EUR, expires 03/31/09, broker Morgan Stanley & Co., Inc.	(28,074)
(99,000)	Linde AG, strike price 61.55 EUR, expires 02/10/09, broker Goldman Sachs & Co.	(4,175)
(27,000)	MAN AG, strike price 33.08 EUR, expires 03/31/09, broker Morgan Stanley & Co., Inc.	(132,195)
(27,500)	MAN AG, strike price 42.67 EUR, expires 02/10/09, broker Citigroup Global Markets	(496)
(375,000)	Matsui Securities Co. Ltd., strike price 775.74 JPY, expires 03/24/09, broker Morgan Stanley & Co., Inc.	(150,399)

Contracts	Options Written	Value

	Over-the-Counter Call Options Written—(cont’d)
(466,000)	Meggitt Plc, strike price 1.81 GBP, expires 02/18/09, broker UBS Securities LLC	$(362)
(466,000)	Meggitt Plc, strike price 1.81 GBP, expires 03/03/09, broker UBS Securities LLC	(9,277)
(170,000)	National Express Group Plc, strike price 5.28 GBP, expires 02/10/09, broker UBS Securities LLC	(2)
(65,000)	Nestle SA, strike price 41.24 CHF, expires 03/31/09, broker Citigroup Global Markets	(72,967)
(85,600)	Nestle SA, strike price 43.77 CHF, expires 02/10/09, broker Goldman Sachs & Co.	(1,009)
(1,040,000)	New World Development Ltd., strike price 10.20 HKD, expires 03/10/09, broker Deutsche Bank Securities	(27,038)
(18,000)	Nintendo Co. Ltd., strike price 34,111 JPY, expires 02/04/09, broker JPMorgan Chase Securities	(7,432)
(143,000)	Nordea Bank AB, strike price 53.25 SEK, expires 03/31/09, broker UBS Securities LLC	(31,558)
(143,000)	Nordea Bank AB, strike price 70.14 SEK, expires 02/10/09, broker Bank of America Securities	(3)
(250,000)	Northumbrian Water Group Plc, strike price 2.55 GBP, expires 02/10/09, broker UBS Securities LLC	(5,398)
(495,000)	Northumbrian Water Group Plc, strike price 2.56 GBP, expires 03/31/09, broker UBS Securities LLC	(61,100)
(250,000)	Northumbrian Water Group Plc, strike price 2.70 GBP, expires 03/12/09, broker Morgan Stanley & Co.	(12,960)
(266,000)	Novartis AG, strike price 63 CHF, expires 02/10/09, broker UBS Securities LLC	(309)
(176,000)	OPAP SA, strike price 22.30 EUR, expires 03/31/09, broker Morgan Stanley & Co., Inc.	(458,487)
(46,800)	Orkla ASA, strike price 47.32 NOK, expires 02/10/09, broker UBS Securities LLC	(9,437)
(38,000)	Orkla ASA, strike price 50.30 NOK, expires 03/31/09, broker Goldman Sachs & Co.	(12,922)
(60)	Potash Corp. of Saskatchewan, strike price $92, expires 03/11/09, broker Jefferies & Co., Inc.	(9,358)
(75,000)	Prudential Plc, strike price 3.45 GBP, expires 03/31/09, broker Morgan Stanley & Co., Inc.	(41,336)
(121,000)	Prudential Plc, strike price 4.32 GBP, expires 02/10/09, broker Morgan Stanley & Co., Inc.	(26)
(316)	Roche Holding Ltd., strike price 175 CHF, expires 02/20/09, broker Morgan Stanley & Co., Inc.	(29,854)
(300,000)	Royal Dutch Shell Plc, strike price 18.58 GBP, expires 02/10/09, broker JPMorgan Chase Securities	(1,605)
(112,000)	Royal Dutch Shell Plc, strike price 19 GBP, expires 02/18/09, broker Bank of America	(1,020)
(200)	RWE AG, strike price 64 EUR, expires 03/20/09, broker UBS Securities LLC	(62,653)
(50,000)	RWE AG, strike price 65.19 EUR, expires 02/10/09, broker Morgan Stanley & Co., Inc.	(21,757)
(5,200)	Samsung Electronics Co. Ltd., strike price 519,805 KRW, expires 02/25/09, broker Deutsche Bank Securities	(69,243)

5	JANUARY 31, 2009

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)
(Percentages shown are based on Net Assets)

Contracts	Options Written	Value

	Over-the-Counter Call Options Written—(cont’d)
(3,000)	Samsung Electronics Co. Ltd., strike price 539,700 KRW, expires 03/10/09, broker Deutsche Bank Securities	$(41,564)
(49,400)	Samsung Electronics Co. Ltd., strike price 65,953.16 KRW, expires 03/24/09, broker Goldman Sachs & Co.	(176,506)
(51,000)	Sanofi-Aventis SA, strike price 47 EUR, expires 02/16/09, broker Citigroup Global Markets	(34,968)
(360,000)	Santos Ltd., strike price 14.85 AUD, expires 02/04/09, broker JPMorgan Chase Securities	(28,524)
(400,000)	SES SA, strike price 14.26 EUR, expires 02/10/09, broker Goldman Sachs & Co.	(231,385)
(309,000)	Shizuoka Bank Ltd. (The), strike price 1,090.35 JPY, expires 03/10/09, broker Deutsche Bank Securities	(153,492)
(133,000)	Sims Metal Management Ltd., strike price 14.37 AUD, expires 02/05/09, broker Deutsche Bank Securities	(193,535)
(97,000)	Sims Metal Management Ltd., strike price 21.24 AUD, expires 03/24/09, broker Deutsche Bank Securities	(57,382)
(250,000)	Singapore Airlines Ltd., strike price 11.88 SGD, expires 03/24/09, broker Credit Suisse First Boston	(88,625)
(300,000)	Singapore Airlines Ltd., strike price 12.32 SGD, expires 03/10/09, broker JPMorgan Chase Securities	(63,506)
(1,300,000)	Singapore Technologies Engineering Ltd., strike price 2.61 SGD, expires 03/24/09, broker Credit Suisse First Boston	(71,441)
(1,250,000)	Singapore Technologies Engineering Ltd., strike price 2.64 SGD, expires 03/10/09, broker JPMorgan Chase Securities	(44,970)
(3,300,000)	Singapore Telecommunications Ltd., strike price 2.71 SGD, expires 03/10/09, broker JPMorgan Chase Securities	(370,680)
(2,200,000)	Singapore Telecommunications Ltd., strike price 2.80 SGD, expires 02/04/09, broker Deutsche Bank Securities	(36,909)
(80,000)	Smith & Nephew Plc, strike price 5.35 GBP, expires 04/14/09, broker Deutsche Bank Securities	(28,868)
(180,000)	Smiths Group Plc, strike price 8.87 GBP, expires 03/31/09, broker UBS Securities LLC	(105,026)
(148,000)	Smiths Group Plc, strike price 9.64 GBP, expires 02/10/09, broker UBS Securities LLC	(2,383)
(42,000)	Societe Generale, strike price 32.76 EUR, expires 03/31/09, broker Credit Suisse First Boston	(223,118)
(20,000)	Societe Generale, strike price 37.43 EUR, expires 03/12/09, broker Morgan Stanley & Co., Inc.	(36,828)
(42,000)	SSAB Svenskt Stal AB, Series A, strike price 84.40 SEK, expires 03/03/09, broker UBS Securities LLC	(562)
(143,000)	Standard Chartered Plc, strike price 10 GBP, expires 03/03/09, broker UBS Securities LLC	(115,964)
(76,500)	Standard Chartered Plc, strike price 9.07 GBP, expires 02/10/09, broker Morgan Stanley & Co., Inc.	(50,115)
(525,000)	Standard Life Plc, strike price 2.15 GBP, expires 03/31/09, broker UBS Securities LLC	(189,095)

Contracts	Options Written	Value

	Over-the-Counter Call Options Written—(cont’d)
(72,000)	StatoilHydro ASA, strike price 124.41 NOK, expires 02/10/09, broker Bank of America Securities	$(24,748)
(720)	StatoilHydro ASA, strike price 130 NOK, expires 03/19/09, broker UBS Securities LLC	(50,423)
(250,000)	Sumitomo Corp., First Section, strike price 826.65 JPY, expires 02/05/09, broker JPMorgan Chase Securities	(84,884)
(375,000)	Sumitomo Corp., First Section, strike price 882.53 JPY, expires 03/10/09, broker Goldman Sachs & Co.	(287,157)
(165,000)	Sun Hung Kai Properties Ltd., strike price 83.52 HKD, expires 03/10/09, broker Goldman Sachs & Co.	(54,618)
(18,000)	Syngenta AG, strike price 235.41 CHF, expires 03/03/09, broker Morgan Stanley & Co., Inc.	(114,171)
(21,000)	T&D Holdings, Inc., strike price 3827.20 JPY, expires 03/10/09, broker Goldman Sachs & Co.	(28,107)
(250,000)	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR), strike price $9.06, expires 04/17/09, broker Goldman Sachs & Co.	(41,450)
(283,500)	TeliaSonera AB, strike price 39.14 SEK, expires 02/10/09, broker Bank of America Securities	(12,140)
(137,000)	ThyssenKrupp AG, strike price 16 EUR, expires 02/03/09, broker UBS Securities LLC	(106,315)
(80,000)	ThyssenKrupp AG, strike price 18.62 EUR, expires 02/10/09, broker Morgan Stanley & Co., Inc.	(9,010)
(96,000)	Total SA, strike price 44.13 EUR, expires 03/03/09, broker Citigroup Global Markets	(39,752)
(173,000)	Toyo Suisan Kaisha Ltd., strike price 2,367.32 JPY, expires 03/10/09, broker Goldman Sachs & Co.	(419,141)
(31,000)	TrygVesta AS, strike price 344.43 DKK, expires 02/10/09, broker Goldman Sachs & Co.	(67,163)
(72,500)	UBS AG, strike price 17.14 CHF, expires 03/31/09, broker Citigroup Global Markets	(49,406)
(17,000)	Unibail-Rodamco (REIT), strike price 117.99 EUR, expires 02/16/09, broker Goldman Sachs & Co.	(8,966)
(745,000)	UniCredit SpA, strike price 1.74 EUR, expires 03/03/09, broker JPMorgan Chase Securities	(18,399)
(288,000)	Unilever Plc, strike price 16.68 GBP, expires 02/10/09, broker UBS Securities LLC	(9,565)
(240,000)	United Business Media Ltd., strike price 4.84 GBP, expires 02/10/09, broker Bank of America Securities	(57,123)
(160,000)	United Business Media Ltd., strike price 5.15 GBP, expires 03/31/09, broker UBS Securities LLC	(63,602)
(360,000)	United Overseas Bank Ltd., strike price 12.95 SGD, expires 03/24/09, broker Credit Suisse First Boston	(140,990)
(103,000)	United Overseas Bank Ltd., strike price 14.40 SGD, expires 03/10/09, broker JPMorgan Chase Securities	(13,055)

JANUARY 31, 2009	6

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)
(Percentages shown are based on Net Assets)

Contracts	Options Written	Value

	Over-the-Counter Call Options Written—(cont’d)
(100,000)	Vivendi, strike price 25 EUR, expires 02/10/09, broker Bank of America Securities	$(26)
(1,175,000)	Vodafone Group Plc, strike price 1.37 GBP, expires 02/03/09, broker Morgan Stanley & Co., Inc.	(5,158)
(720,000)	Vodafone Group Plc, strike price 1.49 GBP, expires 03/03/09, broker Goldman Sachs & Co.	(11,786)
(87,500)	Wartsila Oyj, B Shares, strike price 20.63 EUR, expires 02/10/09, broker UBS Securities LLC	(151,956)
(98,000)	Woodside Petroleum Ltd., strike price 36.13 AUD, expires 02/04/09, broker JPMorgan Chase Securities	(45,720)
(56,000)	Woodside Petroleum Ltd., strike price 37.73 AUD, expires 03/24/09, broker Citigroup Global Markets	(59,531)
(126,000)	Yara International ASA, strike price 167.74 NOK, expires 03/27/09, broker JPMorgan Chase Securities	(204,213)
(2,500,000)	Yue Yuen Industrial Holdings Ltd., strike price 17.81 HKD, expires 03/10/09, broker Deutsche Bank Securities	(96,890)
(9,600)	Zurich Financial Services AG, strike price 268.74 CHF, expires 02/10/09, broker Goldman Sachs & Co.	(114)

	Total Over-the-Counter Call Options Written	(13,037,430)

	Over-the-Counter Put Options Written—(0.2)%
(152,000)	iShares MSCI EAFE Index Fund, strike price $43, expires 02/27/09, broker Deutsche Bank Securities	(674,409)
(329,000)	iShares MSCI EAFE Index Fund, strike price $43.50, expires 02/06/09, broker Deutsche Bank Securities	(1,589,728)

	Total Over-the-Counter Put Options Written	(2,264,137)

	Total Options Written (Premiums Received $29,932,734)—(1.9)%	(19,135,706)

	Total Investments Net of Outstanding Options Written—98.5%	987,847,261
	Other Assets in Excess of Liabilities—1.5%	14,952,602

	Net Assets—100.0%	$1,002,799,863

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,808,062,622

Gross unrealized appreciation	$1,757,635
Gross unrealized depreciation	(802,837,290)

Net unrealized depreciation	$(801,079,655)

(a)	Security, or a portion of security, is on loan.

(b)	Security, or a portion thereof, pledged as collateral for outstanding options written.

(c)	Non-income producing security.

(d)	Represents current yield as of report date.

(e)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940 were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund	48,275,048	$35,968
BlackRock Liquidity Series, LLC, Money Market Series	1,665,000	$3,067

(f)	Security purchased with the cash proceeds from securities loans.

•	Forward foreign exchange contracts as of January 31, 2009 were as follows:

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation (Depreciation)

GBP	76,000	USD	76,000	2/03/09	$610
USD	3,651	NOK	359,000	2/02/09	1,813
USD	5,498,700	EUR	4,193,000	2/02/09	130,011
USD	17,919	NOK	121,000	2/02/09	447
USD	986,976	EUR	767,000	2/03/09	4,955
USD	533,615	JPY	47,934,000	2/04/09	1
USD	51,528	NOK	357,000	2/03/09	(13)

Total					$137,824

KEY TO ABBREVIATIONS

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
REIT	—	Real Estate Investment Trust
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
USD	—	U.S. Dollar
ZAR	—	South African Rand

•

Effective November 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments**

	Assets	Assets	Liabilities

Level 1	$282,610,259	$—	$(3,834,139)
Level 2	724,372,708	137,837	(15,301,580)
Level 3	—	—	—

Total	$1,006,982,967	$137,837	$(19,135,719)

**	Other financial instruments are options and forward foreign exchange contracts.

7	JANUARY 31, 2009

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock International Growth and Income Trust

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock International Growth and Income Trust

Date: March 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock International Growth and Income Trust

Date: March 25, 2009

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock International Growth and Income Trust

Date: March 25, 2009